Marketable Securities – Related Party (Tables) - Related Party [Member]	3 Months Ended
Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Schedule of Marketable Securities Related Party

The following is a summary of our marketable securities – related party at March 31, 2024 and December 31, 2023, respectively:

Balance - December 31, 2023	$-
Acquisition of marketable equity securities - related party	345,893
Unrealized loss on marketable equity securities - related party	(19,758)
Balance - March 31, 2024	$326,135

Schedule of Trading Securities

Trading securities at March 31, 2024 and December 31, 2023 were as follows:

	March 31, 2024
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$326,135	$345,893	$19,758	190,722

December 31, 2023
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$-	$-	$-	-